Events after reporting period	12 Months Ended
Apr. 30, 2025
Events After Reporting Period
Events after reporting period

30. Events after reporting period

The Group evaluated all events and transactions that from April 30, 2025 up through September 15, 2025 which is the date that these consolidated financial statements are available to be issued, there were no other any material subsequent events that require disclosure in these consolidated financial statements except below:

On May 27, 2025, for purposes of recapitalization in anticipation of the initial public offering, the Company amended its memorandum of association to effect a 1:40 forward share split and changed the authorized share capital to USD500,000 divided into 20,000,000,000 ordinary shares with a par value of USD0.000025 each (Note 1).

On August 13, 2025, the Company completed its initial public offering. In this offering, the Company issued 1,650,000 ordinary shares at a price of USD4.00 per share. The Company received gross proceeds in the amount of US$6,600,000 before deducting any underwriting discounts or expenses. The ordinary shares began trading on August 13, 2025 on the Nasdaq Capital Market under the ticker symbol “MAGH”.